Financial Assets at Amortised Cost (Details) - Schedule of Repurchase Agreements - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	$ 427,983	$ 153,087
Gross balance
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	428,146	153,135
Gross balance | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	373,053	107,359
Gross balance | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	27,120	45,776
Gross balance | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	27,973	0
Gross balance | Foreign banks
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	277,410	0
Gross balance | Foreign banks | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	277,410	0
Gross balance | Foreign banks | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Other banks transactions
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	277,410	0
Gross balance | Foreign banks | Other banks transactions | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Other banks transactions | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	277,410	0
Gross balance | Foreign banks | Other banks transactions | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Other banks transactions | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Foreign Central banks transactions
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Foreign Central banks transactions | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Foreign Central banks transactions | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Foreign Central banks transactions | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Foreign Central banks transactions | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Rights under lending agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Rights under lending agreements | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Rights under lending agreements | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Rights under lending agreements | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Foreign banks | Rights under lending agreements | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	150,736	153,135
Gross balance | Other Chilean entities transactions | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	95,643	107,359
Gross balance | Other Chilean entities transactions | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	27,120	45,776
Gross balance | Other Chilean entities transactions | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	27,973	0
Gross balance | Other Chilean entities transactions | Rights under lending agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Rights under lending agreements | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Rights under lending agreements | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Rights under lending agreements | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Rights under lending agreements | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Repurchase agreements
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	150,736	153,135
Gross balance | Other Chilean entities transactions | Repurchase agreements | Demand
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	0	0
Gross balance | Other Chilean entities transactions | Repurchase agreements | Up to 1 month
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	95,643	107,359
Gross balance | Other Chilean entities transactions | Repurchase agreements | Between 1 and 3 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	27,120	45,776
Gross balance | Other Chilean entities transactions | Repurchase agreements | Between 3 and 12 months
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Rights under repurchase agreements	$ 27,973	$ 0